Debt - Additional Information (Details) ₩ / shares in Units, $ in Thousands, ₩ in Billions				1 Months Ended								2 Months Ended	12 Months Ended
	May 15, 2020 USD ($) shares	May 15, 2020 KRW (₩) shares	Aug. 01, 2019	Sep. 30, 2020 USD ($)	Sep. 30, 2020 KRW (₩)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 KRW (₩)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 KRW (₩)	May 31, 2019 USD ($)	May 31, 2019 KRW (₩)	Jun. 30, 2020 shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ₩ / shares	Jan. 01, 2021 USD ($)	Jan. 01, 2021 KRW (₩)	May 31, 2019 KRW (₩)	Dec. 31, 2017	May 31, 2017 USD ($) shares	May 31, 2017 KRW (₩) ₩ / shares shares
Debt Instrument [Line Items]
Repayment of related party debt													$ 0	$ 42,371	$ 0
Debt instrument converted into equity amount stock value														$ 187,095
2.5% Convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share | ₩ / shares																₩ 293,600
Class of warrants or rights conversion price per share | ₩ / shares																						₩ 293,600
Long term debt instrument maturity date																				May 26, 2024
Coupon interest payable quarterly percentage						0.90%	0.90%					0.90%				0.625%
Coupon yield to maturity return percentage						4.50%	4.50%					4.50%				5.00%
Long term debt default rate of interest																9.00%
Debt instrument shares issued on conversion | shares												715,258	715,258
Debt instrument converted into equity amount	$ 187,100	₩ 229.7
Debt instrument converted into equity amount stock value	5,800	7.2
Debt instrument converted into equity amount recorded in additional paid in capital	181,300	222.5
2.5% Non convertible bonds due 2024 [Member]
Debt Instrument [Line Items]
Convertible bonds long term rate of interest																					2.50%	2.50%
Debt Instrument, Term			2020 years
2.5% Non convertible bonds due 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount																					$ 76,000	₩ 90.0
Class of warrants or rights number of shares covered by the warrants or rights | shares																					306,539	306,539
Long term debt instrument maturity date																				May 26, 2024
Coupon interest payable quarterly percentage																				0.625%
Coupon yield to maturity return percentage																5.00%
Long term debt default rate of interest																9.00%
Payment of accrued coupon interest	300
Forefeiture of unpaid yield to maturity interest	1,900
Debt instrument converted into equity amount	64,400	79.0
Debt instrument converted into equity amount stock value	2,500	3.1
Debt instrument converted into equity amount recorded in additional paid in capital	$ 61,900	₩ 75.9
Class of warrants of rights the date from which the rights are excercisable													May 25, 2018
Stock shares issued during the period warrant excercises | shares	306,539	306,539
Class of warrants or rights maturity date																Apr. 26, 2024
3.5% senior notes due in 2020 [Member]
Debt Instrument [Line Items]
Convertible bonds long term rate of interest										3.50%									3.50%
Debt instrument periodic payment principal								$ 17,000	₩ 20.0
Debt instrument terms of interest payment			quarterly interest
3.5% senior notes due in 2020 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount										$ 67,000									₩ 80.0
4.3% senior note [Member]
Debt Instrument [Line Items]
Convertible bonds long term rate of interest										4.30%									4.30%
Proceeds from senior notes										$ 17,000	₩ 20.0
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Related party transaction rate of interest													4.60%
Long term debt instrument maturity date																	May 27, 2024	May 27, 2024
4.6% senior notes due to related parties in 2024 [Member] | Principal [Member]
Debt Instrument [Line Items]
Repayment of related party debt				$ 25,000	₩ 30.0	$ 17,000	₩ 20.0
4.6% senior notes due to related parties in 2024 [Member] | Interest [Member]
Debt Instrument [Line Items]
Repayment of related party debt				$ 2,700	₩ 3.1	$ 1,100	₩ 1.2
4.6% senior notes due to related parties in 2024 [Member] | Stic [Member]
Debt Instrument [Line Items]
Debt instrument face amount																	$ 84,000	₩ 100.0